Property, plant and equipment, net - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and depletion expense	$ 192	$ 189	$ 555	$ 542	$ 736	$ 689	$ 683
Impairment charges	0	0	2	2	2	15	57
Gain on disposal of long-lived assets	$ 4	$ 43	$ 9	$ 49	71	$ 32	$ 36
Building Materials [Member]
Property, Plant and Equipment [Line Items]
Gain on disposal of long-lived assets					$ 31